Segment disclosure - Net Sales for New and Used Systems (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total net sales	€ 32,667.3	€ 28,262.9	€ 27,558.5
Net system sales
Segment Reporting Information [Line Items]
Total net sales	24,474.3	21,768.7	21,938.6
New systems | Net system sales
Segment Reporting Information [Line Items]
Total net sales	23,898.6	21,139.7	21,622.4
Used systems | Net system sales
Segment Reporting Information [Line Items]
Total net sales	€ 575.7	€ 629.0	€ 316.2